Per share amounts (Schedule of Earnings Per Share computation per common share) (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Basic earnings (loss) per share computation
Net earnings attributable to equity holders	$ 589,577	$ 171,853
Weighted average common shares outstanding	435,361,956	434,870,473
Basic earnings per common share	$ 1.35	$ 0.40
Diluted earnings per share computation
Net earnings attributable to equity holders	$ 589,577	$ 171,853
Weighted average common shares outstanding	435,361,956	434,870,473
Dilutive effect of stock options	218,000	1,086,000
Weighted average common shares outstanding, assuming dilution	435,580,000	435,956,000
Diluted earnings per common share	$ 1.35	$ 0.39